UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number: 028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 14, 2013


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 90


Form 13F Information Table Value Total: $120,234





List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3336    35931 SH       SOLE                    33005              2926
AT&T Corp.                     COM              00206r102      266     7900 SH       SOLE                     7400               500
Advance Auto Parts             COM              00751y106     2115    29235 SH       SOLE                    28335               900
Alerian MLP ETF                ETF              00162q866      375    23500 SH       SOLE                    22300              1200
Altria Group                   COM              02209S103      464    14762 SH       SOLE                    14587               175
American Express               COM              025816109      404     7025 SH       SOLE                     6675               350
American Int'l Group           COM              026874107      217     6150 SH       SOLE                     5850               300
Ascena Retail Group            COM              04351g101      643    34800 SH       SOLE                    34800
BP Plc ADR                     COM              055622104      365     8775 SH       SOLE                     8775
Berkshire Hathaway A           COM              084670108     3083       23 SH       SOLE                       14                 9
Berkshire Hathaway B           COM              084670702     8043    89664 SH       SOLE                    85449              4215
Bristol-Myers Squibb           COM              110122108      208     6375 SH       SOLE                     6375
CH Robinson Worldwide          COM              12541w209      450     7125 SH       SOLE                     6825               300
Cablevision Systems            COM              12686C109      919    61541 SH       SOLE                    53625              7916
Cimarex Energy Co.             COM              171798101      231     4000 SH       SOLE                     4000
Cintas Corp.                   COM              172908105      818    19990 SH       SOLE                    19990
Clarcor, Inc.                  COM              179895107      358     7500 SH       SOLE                     7500
Coca-Cola Co.                  COM              191216100     3716   102508 SH       SOLE                   100107              2401
Comcast A SPCL                 COM              20030N200     3332    92752 SH       SOLE                    84250              8502
Costco Wholesale               COM              22160K105     1958    19830 SH       SOLE                    19230               600
DIRECTV                        COM              25490a309     2485    49549 SH       SOLE                    44295              5254
DaVita, Inc.                   COM              23918k108      508     4600 SH       SOLE                     3650               950
Darden Restaurants             COM              237194105      204     4525 SH       SOLE                     4125               400
Diageo PLC ADR                 COM              25243Q205     4339    37218 SH       SOLE                    34768              2450
Disney (Walt) Co.              COM              254687106     1075    21585 SH       SOLE                    20485              1100
Donegal Group A                COM              257701201      197    14000 SH       SOLE                    14000
Dr Pepper Snapple              COM              26138e109     2159    48865 SH       SOLE                    48165               700
Exelon Corp.                   COM              30161n101      710    23875 SH       SOLE                    23875
ExxonMobil Corp.               COM              30231G102     3111    35950 SH       SOLE                    29425              6525
Fastenal Company               COM              311900104      247     5300 SH       SOLE                     5300
General Electric               COM              369604103     1176    56050 SH       SOLE                    47550              8500
Genuine Parts                  COM              372460105      315     4950 SH       SOLE                     4950
Goldman Sachs Group            COM              38141G104      251     1970 SH       SOLE                     1870               100
Google, Inc.                   COM              38259p508     2000     2827 SH       SOLE                     2492               335
Harley Davidson                COM              412822108     1250    25591 SH       SOLE                    21590              4001
Helmerich & Payne              COM              423452101      330     5900 SH       SOLE                     5500               400
Home Depot                     COM              437076102     1379    22300 SH       SOLE                    21600               700
Int'l Business Machines        COM              459200101     1276     6660 SH       SOLE                     5985               675
International Speedway         COM              460335201      391    14140 SH       SOLE                    14140
Interpublic Group              COM              460690100      193    17500 SH       SOLE                    17500
J & J Snack Foods              COM              466032109      460     7200 SH       SOLE                     7200
JPMorgan Chase                 COM              46625H100      248     5650 SH       SOLE                     5050               600
Johnson & Johnson              COM              478160104     3358    47905 SH       SOLE                    44752              3153
Kaman Corp.                    COM              483548103      294     8000 SH       SOLE                     8000
Kemper Corp.                   COM              488401100      265     8978 SH       SOLE                     4975              4003
Kraft Foods Group              COM              50076q106      803    17664 SH       SOLE                    16015              1649
Laboratory Corp.               COM              50540R409      284     3275 SH       SOLE                     3275
Leucadia National              COM              527288104     1443    60675 SH       SOLE                    58375              2300
Liberty Media Corp.            COM              531229102      252     2175 SH       SOLE                     1975               200
Lindsay Corp.                  COM              535555106      240     3000 SH       SOLE                     3000
Loews Corp.                    COM              540424108      512    12555 SH       SOLE                    12555
Madison Square Garden          COM              55826p100      262     5900 SH       SOLE                     5900
Martin Marietta Matrls.        COM              573284106     1517    16092 SH       SOLE                    13741              2351
McDonalds Corp.                COM              580135101      528     5985 SH       SOLE                     5985
McGrath Rentcorp               COM              580589109      256     8800 SH       SOLE                     8800
Met-Pro Corp.                  COM              590876306      194    20000 SH       SOLE                    20000
Microsoft Corp.                COM              594918104     3563   133414 SH       SOLE                   123514              9900
Mohawk Industries              COM              608190104     4865    53775 SH       SOLE                    50875              2900
Mondelez Int'l                 COM              609207105     1361    53475 SH       SOLE                    48525              4950
National Oilwell Varco         COM              637071101      430     6285 SH       SOLE                     6110               175
Nestle Reg ADR                 COM              641069406     6023    92417 SH       SOLE                    90717              1700
Penn National                  COM              707569109      366     7450 SH       SOLE                     7450
Pfizer, Inc.                   COM              717081103      326    13000 SH       SOLE                     1000             12000
Philip Morris Int'l Inc.       COM              718172109     1756    21000 SH       SOLE                    20125               875
PIMCO Total Return ETF         ETF              72201r775     1230 11276.290SH       SOLE                11001.290           275.000
Pool Corp.                     COM              73278L105      307     7250 SH       SOLE                     7250
Procter & Gamble               COM              742718109     1356    19970 SH       SOLE                    17795              2175
Progressive Corp.              COM              743315103     3147   149125 SH       SOLE                   124600             24525
Sirona Dental Systems          COM              82966c103     1079    16745 SH       SOLE                    16095               650
T J X Companies                COM              872540109     7143   168263 SH       SOLE                   152612             15651
Teledyne Technologies          COM              879360105      371     5700 SH       SOLE                     5700
Thor Industries                COM              885160101      488    13050 SH       SOLE                    13050
Tiffany & Company              COM              886547108     2737    47725 SH       SOLE                    44950              2775
Time Warner                    COM              887317303      538    11242 SH       SOLE                    11242
Travelers, Inc.                COM              89417E109     1806    25141 SH       SOLE                    24565               576
U.S. Bancorp                   COM              902973304      361    11300 SH       SOLE                    10550               750
USG Corp.                      COM              903293405      466    16600 SH       SOLE                    15600              1000
United Health Group            COM              91324P102     1146    21127 SH       SOLE                    20425               702
Valeant Pharmaceuticals        COM              91911k102     2262    37850 SH       SOLE                    34650              3200
Verizon Communications         COM              92343V104      385     8900 SH       SOLE                     8700               200
Vgd Emerging Mkts ETF          ETF              922042858      304     6825 SH       SOLE                     6725               100
Vgd Int'l Small Cap ETF        ETF              922042718      218     2400 SH       SOLE                     2400
Wal-Mart Stores                COM              931142103     4331    63478 SH       SOLE                    58878              4600
Walgreen Co.                   COM              931422109     1058    28595 SH       SOLE                    24895              3700
Watts Water Tech.              COM              942749102      258     6000 SH       SOLE                     6000
WellPoint Inc.                 COM              94973v107      330     5425 SH       SOLE                     5175               250
Wells Fargo                    COM              949746101     3049    89231 SH       SOLE                    88431               800
Western Union                  COM              959802109      246    18050 SH       SOLE                    17750               300
Whirlpool Corp.                COM              963320106      747     7340 SH       SOLE                     6990               350
Whole Foods Market             COM              966837106      366     4015 SH       SOLE                     4015

